Copley Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS — 108.08% Shares Fair Value
Communications — 22.30%
Alphabet, Inc., Class A 20,756 $ 3,983,076
Booking Holdings, Inc. 358 1,970,453
Comcast Corp., Class A 83,793 2,784,441
Meta Platforms, Inc., Class A 9,874 7,636,947
Verizon Communications, Inc. 45,160 1,931,042
Walt Disney Co. (The) 47,400 5,645,814
23,951,773
Consumer Discretionary — 4.40%
McDonald's Corp. 6,018 1,805,821
RH
(a)
14,219 2,923,711
4,729,532
Consumer Staples — 3.87%
PepsiCo, Inc. 7,020 968,198
Philip Morris International, Inc. 14,773 2,423,511
Procter & Gamble Co. (The) 5,053 760,325
4,152,034
Energy — 5.20%
ConocoPhillips 9,747 929,279
Marathon Petroleum Corp. 19,486 3,316,322
Phillips 66 10,794 1,333,923
5,579,524
Financials — 36.28%
American Express Co. 15,739 4,710,840
American International Group, Inc. 56,607 4,394,401
Bank of America Corp. 99,174 4,687,955
Berkshire Hathaway, Inc., Class B
(a)
7,834 3,696,708
Goldman Sachs Group, Inc. (The) 8,549 6,185,971
JPMorgan Chase & Co. 14,827 4,392,350
Morgan Stanley 35,010 4,987,525
U.S. Bancorp 24,342 1,094,416
Wells Fargo & Co. 59,871 4,827,400
38,977,566
Health Care — 5.15%
AbbVie, Inc. 15,202 2,873,482
CVS Health Corp. 42,870 2,662,227
5,535,709
Industrials — 6.59%
Boeing Co. (The)
(a)
7,105 1,576,173
CSX Corp. 58,324 2,072,835
RTX Corp. 21,740 3,425,572
7,074,580
Technology — 24.29%
Apple, Inc. 29,672 6,159,017
Dell Technologies, Inc., Class C 29,458 3,908,782
Microsoft Corp. 16,410 8,754,736

Copley Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
COMMON STOCKS — 108.08% - continued Shares Fair Value
Technology — 24.29% - continued
Oracle Corp. 28,616 $ 7,261,882
26,084,417
Total Common Stocks (Cost $72,887,324) 116,085,135
MONEY MARKET FUNDS - 0.50%
Federated Hermes Treasury Obligations Fund, Institutional
Shares, 4.17%
(b)
533,251 533,251
Total Money Market Funds (Cost $533,251) 533,251
Total Investments — 108.58% (Cost $73,420,575) 116,618,386
Liabilities in Excess of Other Assets — (8.58)% (9,218,338)
NET ASSETS — 100.00% $ 107,400,048
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2025.